Subsequent Events - Additional Information (Detail) (Subsequent Event)	1 Months Ended
May 07, 2013
Subsequent Event [Line Items]
Annual Management fee as percentage of average real estate assets	0.75%
Quarterly management fee payment rate as percentage of average real estate assets	0.1875%
if pre-incentive fee Core FFO does not exceed hurdle rate
Subsequent Event [Line Items]
Advisor incentive fee	0.00%
if pre-incentive fee Core FFO does not exceed hurdle rate | Maximum
Subsequent Event [Line Items]
Cumulative gross amount of equity capital, hurdle rate	1.75%
Cumulative gross amount of equity capital, annual hurdle rate	7.00%
if pre-incentive fee Core FFO exceeds hurdle rate
Subsequent Event [Line Items]
Advisor incentive fee	20.00%
if pre-incentive fee Core FFO exceeds hurdle rate | Minimum
Subsequent Event [Line Items]
Cumulative gross amount of equity capital, hurdle rate	1.75%
Cumulative gross amount of equity capital, annual hurdle rate	7.00%
Subsidiaries
Subsequent Event [Line Items]
Common stock issued in exchange for limited partnership interest	5,274,900
Limited partnership interest received in exchange for issuance of common stock	5,274,900